Annual Total Returns - Fidelity Advisor® Limited Term Bond Fund [BarChart] - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-06 - Fidelity Advisor® Limited Term Bond Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 01, 2013
Fidelity Limited Term Bond Fund
Bar Chart Table:
Annual Return 2014	2.05%
Annual Return 2015	0.71%
Annual Return 2016	2.51%
Annual Return 2017	1.88%
Annual Return 2018	0.71%
Annual Return 2019	6.03%
Annual Return 2020	5.16%